Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 9,373	$ 9,475
Translation adjustment		(221)	201
Reclassifications			(5)
Arising on acquisition (note 30)		810	188
Disposals		(40)	(6)
Amortisation charge for year (ii)	[1]	(74)	(70)
Impairment charge for year (iii)	[2]		(410)
Ending balance		9,848	9,373
Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		10,638	10,242
Ending balance		11,235	10,638
Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,265)	(767)
Ending balance		(1,387)	(1,265)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,032	9,093
Translation adjustment		(221)	198
Reclassifications			0
Arising on acquisition (note 30)		679	157
Disposals		(39)	(6)
Amortisation charge for year (ii)	[1]	0
Impairment charge for year (iii)	[2]		(410)
Ending balance		9,451	9,032
Goodwill [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,790	9,413
Ending balance		10,251	9,790
Goodwill [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(758)	(320)
Ending balance		(800)	(758)
Marketing related intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		87	95
Translation adjustment		(1)	1
Reclassifications			0
Arising on acquisition (note 30)		32	2
Disposals		0
Amortisation charge for year (ii)	[1]	(14)	(11)
Impairment charge for year (iii)	[2]		0
Ending balance		104	87
Marketing related intangibles [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		172	167
Ending balance		202	172
Marketing related intangibles [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(85)	(72)
Ending balance		(98)	(85)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[3]	240	265
Translation adjustment	[3]	0	2
Reclassifications	[3]		0
Arising on acquisition (note 30)	[3]	99	29
Disposals	[3]	(1)
Amortisation charge for year (ii)	[1],[3]	(56)	(56)
Impairment charge for year (iii)	[2]		0
Ending balance	[3]	282	240
Customer-related intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[3]	601	575
Ending balance	[3]	705	601
Customer-related intangible assets [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[3]	(361)	(310)
Ending balance	[3]	(423)	(361)
Contract based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		14	22
Translation adjustment		1
Reclassifications			(5)
Arising on acquisition (note 30)		0
Disposals		0
Amortisation charge for year (ii)	[1]	(4)	(3)
Impairment charge for year (iii)	[2]		0
Ending balance		11	14
Contract based intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		75	87
Ending balance		77	75
Contract based intangible assets [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(61)	(65)
Ending balance		$ (66)	$ (61)

[1]	The amortisation charge primarily relates to customer-related intangible assets.
[2]	Further details on note (iii) are set out overleaf.
[3]	The customer-related intangible assets relate predominantly to non-contractual customer relationships.